Label	Element	Value
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	The Emerging Markets Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of The Emerging Markets Portfolio is to provide maximum total return, primarily through capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business (for example, deriving at least 50% of their revenue) in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio may invest more in China than certain other emerging markets countries. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market. The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in emerging market countries. The Portfolio, a diversified investment company, invests primarily in the Morgan Stanley Capital International® Emerging Markets Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio may invest more in China than certain other emerging markets countries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market. The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business (for example, deriving at least 50% of their revenue) in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Performance. The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Emerging Markets Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31*
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock
* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	The Portfolio’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was 20.76%.
Best quarter:	2nd Qtr. 2020	18.11%
Worst quarter:	1st Qtr. 2020	‑23.62%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	20.76%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.62%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
The Emerging Markets Portfolio | The Emerging Markets Portfolio | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Passive Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Equity Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Equity Risks. Investment in equity securities involves the following risks:

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Small/Mid Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI

EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | China Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

China Risk – In addition to the risks listed above under “Emerging Market Securities,” investing in China presents additional risks including confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Chinese authorities may intervene in the China securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Portfolio.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to currency conversion costs and foreign exchange may be incurred in connection with the purchase and sale of foreign securities.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Risks Associated with Investments in Derivatives [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Risks Associated with Investments in Derivatives.  The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

The Emerging Markets Portfolio | The Emerging Markets Portfolio | General Derivative Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected, and hedging positions may not correlate closely with the instruments or exposures being hedged. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Derivatives Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Derivatives Tax Risk – Compared to other types of investments, derivatives may be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio’s use of certain derivative instruments, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
•

Options Risk – Purchasing and writing put and call options are specialized activities that may entail greater-than-ordinary investment risks and are considered speculative. An option gives the purchaser, in exchange for a premium, the right, but not the obligation, to buy (a “call option”) or sell (a “put option”) an underlying security or futures contract – or receive a cash settlement based on an underlying asset, rate or index – at a specified price during a specified period or on a specified date. When the Portfolio writes an option, it retains the premium if the option expires unexercised but may incur a net loss if the cost of satisfying its obligations exceeds the premium received. A written call option exposes the Portfolio to the risk that it will be required to sell the underlying instrument below its market value, while a written put option exposes the Portfolio to the risk that it will be required to purchase the underlying instrument above its market value. When the Portfolio purchases an option, it may lose some or all of the premium if the underlying instrument does not move sufficiently in the anticipated direction, including the entire premium if the option expires without being sold or exercised. Options written on instruments intended to replicate an index present the same risks, and those instruments may not closely track the index.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Options Writing Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
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Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the Portfolio may write options on index substitutes, which are subject to the same risks as index options. The value of the index substitute is subject to change as the values of the component securities fluctuate and the performance of the index substitute may not exactly match the performance of the index.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | Futures Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
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Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The Emerging Markets Portfolio | The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 786
The Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	34.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.86%
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	14.18%
Annual Return [Percent]	oef_AnnlRtrPct	28.34%
Annual Return [Percent]	oef_AnnlRtrPct	(14.30%)
Annual Return [Percent]	oef_AnnlRtrPct	18.32%
Annual Return [Percent]	oef_AnnlRtrPct	15.87%
Annual Return [Percent]	oef_AnnlRtrPct	(1.58%)
Annual Return [Percent]	oef_AnnlRtrPct	(20.34%)
Annual Return [Percent]	oef_AnnlRtrPct	11.05%
Annual Return [Percent]	oef_AnnlRtrPct	6.91%
Annual Return [Percent]	oef_AnnlRtrPct	33.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.92%
The Emerging Markets Portfolio | The Emerging Markets Portfolio | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.29%
The Emerging Markets Portfolio | The Emerging Markets Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.38%

[1]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.